SUBSEQUENT EVENTS	12 Months Ended
May 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE－15 SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before condensed consolidated financial statements are issued, the Company has evaluated all events or transactions that occurred after May 31, 2024, up through the date the Company issued the audited consolidated financial statements. During the year, the Company did not have any material subsequent events other than disclosed above.

On August 28, 2024, the Company had completed its initial public offering of 1,750,000 Ordinary Shares at a public offering price of US$5.00 per share (the “Offering”). Total net proceeds to the Company from the Offering, after deducting discounts, expenses allowance and expenses, were approximately $6.7 million. The Ordinary Shares began trading on August 27, 2024 on the Nasdaq Capital Market under the ticker symbol “JBDI.”